Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense from continuing operations for the years ended December 31, are comprised of the following:

(in thousands)	2023	2022	2021
Current
Federal	$—	$—	$—
State	12,250	11,327	4,645
Foreign	7,382	6,204	1,795
Deferred
Federal	80,698	63,585	23,707
State	27,276	8,917	(2,671)
Foreign	(1,031)	(1,170)	9,052
Total income tax expense from continuing operations	$126,575	$88,863	$36,528

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense from continuing operations differed from the amount computed by applying the US statutory income tax rate of 21% to the income from continuing operations before income taxes for the following reasons for the years ended December 31,:

(in thousands)	2023	2022	2021
Income from continuing operations before income tax
US	$444,557	$341,412	$137,922
Foreign	23,862	23,792	13,501
Total income from continuing operations before income tax	$468,419	$365,204	$151,423

US Federal statutory income tax expense	$98,368	$76,693	$31,798
Effect of tax rates in foreign jurisdictions	1,434	1,085	743
State income tax expense, net of federal benefit	25,016	16,917	1,130
Valuation allowances	(815)	(6,907)	(2,595)
Non-deductible (non-taxable) items	775	1,147	(410)
Non-deductible executive compensation	2,014	1,258	2,309
Non-deductible remeasurement of common stock warrant liabilities	—	—	5,585
Uncertain tax positions	(523)	(804)	(11,748)
Tax law changes (excluding valuation allowance) (a)	(50)	(94)	8,411
Other	356	(432)	1,305
Income tax expense from continuing operations	$126,575	$88,863	$36,528
Effective income tax rate	27.02%	24.33%	24.12%
(a) Tax law changes primarily represent changes in tax law in foreign jurisdictions.

Schedule of Deferred Income Taxes	Significant components of the Company’s deferred tax assets and liabilities as of December 31, are as follows:

(in thousands)	2023	2022
Deferred tax assets
Deferred interest expense	$116,982	$133,223
Employee benefit plans	9,079	6,233
Accrued liabilities	5,996	8,043
Allowance for credit losses	21,964	15,143
Deferred revenue	57,494	50,531
Operating lease liability	61,849	59,740
Other	5,006	6,127
Tax loss carryforwards	99,676	233,133
Deferred tax assets, gross	378,046	512,173
Valuation allowance	(1,430)	(2,245)
Net deferred income tax asset	$376,616	$509,928

Deferred tax liabilities
Rental equipment and other property, plant and equipment	$(808,873)	$(770,964)
Intangible assets	(60,358)	(84,390)
Right of use asset	(61,653)	(59,258)
Deferred gain	—	(26,691)
Deferred tax liability	(930,884)	(941,303)
Net deferred income tax liability	$(554,268)	$(431,375)

Schedule of Tax Loss Carryforwards
The Company’s tax loss carryforwards are as follows at December 31, 2023:

(in thousands)	Loss Carryforward	Deferred Tax	Expiration
Jurisdiction:
US - Federal	$465,179	$88,887	2037, Indefinite
US - State	240,335	10,789	2025 – 2042, Indefinite
Total	$705,514	$99,676

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	2023	2022	2021
Unrecognized tax benefits – January 1,	$43,627	$44,314	$54,494
Increases based on tax positions related to prior period	—	—	9
Decrease from expiration of statute of limitations	(493)	(687)	(10,189)
Unrecognized tax benefits – December 31,	$43,134	$43,627	$44,314